Ordinary shares, preference shares and other equity - AT1 Equity instruments (Parenthetical) (Details) - AT1 Securities [member] - Fixed interest rate [member] - Barclays PLC [member]
€ in Millions, $ in Millions
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)
Notional amount | €	€ 1,000
Interest rate	8.00%	8.00%
7.875% Perpetual Subordinated Contingent Convertible Securities
Interest rate	7.875%	7.875%
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)
Notional amount		$ 1,500
Interest rate	7.875%	7.875%
7.25% Perpetual Subordinated Contingent Convertible Securities
Interest rate	7.25%	7.25%
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)
Notional amount		$ 2,500
Interest rate	7.75%	7.75%
5.875% Perpetual Subordinated Contingent Convertible Securities
Interest rate	5.875%	5.875%
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)
Interest rate	8.00%	8.00%
7.125% Perpetual Subordinated Contingent Convertible Securities
Interest rate	7.125%	7.125%
6.375% Perpetual Subordinated Contingent Convertible Securities
Interest rate	6.375%	6.375%
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1500m)
Notional amount		$ 1,500
Interest rate	6.125%	6.125%